Right-of-use assets (Details Narrative) - Forekast limited [member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Short term lease		$ 3,929
Low value leases	$ 648	1,746
Interest expense	$ 6,272	$ 6,645
Lease liabilities interest, rate	8.00%
Payments of lease liabilities, classified as financing activities	$ 23,769	$ 17,207